Summary of Significant Accounting Policies and Basis of Presentation - Summary of Reconciliation of Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net income (loss)	$ 35,602,297	$ (67,655,332)	$ (3,453,338)	$ (11,360,914)	$ (6,961,458)	$ (19,647,723)	$ (35,506,373)	$ (37,970,095)	$ (44,864,462)	$ (14,478,157)
Less: deemed dividend related to ratchet adjustment				(981,548)			(18,696,012)	(981,548)	(981,548)
Net income (loss) attributable to common shareholders	$ 35,602,297			$ (12,342,462)			$ (54,202,385)	$ (38,951,643)	(45,846,010)	(14,478,157)
Weighted average common shares outstanding - basic	1,136,231,561			11,247,054			472,432,161	8,811,489
Net income (loss) per common share - basic	$ 0.03			$ (1.10)			$ (0.11)	$ (4.42)
Net income (loss) allocated to common shareholders - basic	$ 35,602,297			$ (12,342,462)			$ (54,202,385)	$ (38,951,643)	$ (45,846,010)	$ (14,478,157)
Add: interest of convertible debt	1,990,000
Less: derivatives income	(37,826,129)
Numerator for income (loss) per common share - diluted	(233,832)			(12,342,462)			(54,202,385)	(38,951,643)
Warrants	19,363,556
Preferred shares
Convertible notes payable	$ 1,350,550,561
Weighted average common shares outstanding - diluted	2,506,145,678			11,247,054			472,432,161	8,811,489
Net income (loss) per common share - diluted	$ 0.00			$ (1.10)			$ (0.11)	$ (4.42)